Long-term Debt - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions							1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 23, 2019 CAD ($) $ / shares shares	Apr. 23, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 22, 2019 CAD ($)	Feb. 22, 2019 CAD ($) $ / shares	Nov. 14, 2018 CAD ($)	Apr. 23, 2019 CAD ($) $ / shares shares	Sep. 30, 2018 CAD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Feb. 22, 2019 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings									$ 8,834	$ 125,804	$ 87,020
Increase (decrease) in fair value of warrants			$ 11		$ 1,137		$ (1,369)
Drawdown on Credit Facility									$ 18,677	$ 71,721
Common shares, issued | shares									23,313,164	720,306
Share capital									$ 932,951	$ 583,117	575,150
Warrants maturity date									after five years
Extinguishment of loans following a debt modification									$ 4,667	155,055
Recognition of loans following a debt modification									8,521	107,704
Loss (gain) on extinguishments of liabilities						$ (33,626)			92,374	(33,626)	4,191
Fourth Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate						8.50%
Maximum exercise price of preferred share | $ / shares					$ 1,000.00
Minimum exercise price of preferred share | $ / shares					$ 156.36
Fourth Loan Agreement | Tranche Nine
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings												$ 10
Date of credit facility drawn					Feb. 22, 2019
Fourth Loan Agreement | Tranche Ten
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings												$ 5
Date of credit facility drawn					Mar. 22, 2019
Fourth Loan Agreement | Tranche Nine and Ten
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate				8.50%								8.50%
Increase (decrease) in fair value of warrants				$ 1,137
Fair value of transaction costs				45
Fair value of financing fees				1,137
Drawdown on Credit Facility				$ 18,677
Fourth Loan Agreement | Tranche Nine and Ten | Warrants #9
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum exercise price of preferred share | $ / shares					$ 1,000.00
Minimum exercise price of preferred share | $ / shares					$ 156.36
Third Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings										$ 13,495
Credit facility, interest rate	10.00%						10.00%
Conversion price per common share | $ / shares	$ 15.21						$ 15.21
Interest due on credit facility	$ 663
Principal/face amount	10,000						$ 10,000		$ 31,370
Reduction of long-term debt	$ 141,536
Common shares, issued | shares	15,050,312						15,050,312
Share capital	$ 228,915						$ 228,915
Loss on extinguishment of loan	87,379
Interest due on credit facility paid in cash	$ 663
Exercise price of warrants per common share | $ / shares	$ 15.21						$ 15.21
Warrants maturity date									April 23, 2027
Extinguishment of loans following a debt modification	$ 4,667
Recognition of loans following a debt modification	8,521
Gain (loss) on debt extinguishment	$ 3,854
Loss (gain) on extinguishments of liabilities											$ 4,191
Third Original Issue Discount Loan | Discounted Cash Flow
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate	15.10%						15.10%
Third Original Issue Discount Loan | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 10,000						$ 10,000
US Credit Facility Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawdown on Credit Facility		$ 95
Original Issue Discount Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Loss (gain) on extinguishments of liabilities								$ 1,278
Original Issue Discount Loan Agreement | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 99,552						$ 99,552